Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	ACHIEVE LIFE SCIENCES, INC.
Entity Central Index Key	0000949858
Entity Emerging Growth Company	false
Entity File Number	033-80623
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4343413
Entity Address, Address Line One	1040 West Georgia
Entity Address, Address Line Two	Suite 1030
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4H1
City Area Code	604
Local Phone Number	210-2217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACHV
Security Exchange Name	NASDAQ